Financial Instruments (Details) - Schedule of financial assets and liabilities subject to foreign currency risk - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Financial Instruments (Details) - Schedule of financial assets and liabilities subject to foreign currency risk [Line Items]
Total exposure	$ 27,171,142	$ 20,577,544
Cash And Cash Equivalent [Member] | (USD) [Member]
Financial Instruments (Details) - Schedule of financial assets and liabilities subject to foreign currency risk [Line Items]
Total exposure	29,361,393	21,523,678
Cash And Cash Equivalent [Member] | (€EUR) [Member
Financial Instruments (Details) - Schedule of financial assets and liabilities subject to foreign currency risk [Line Items]
Total exposure
Cash And Cash Equivalent [Member] | (£GBP) [Member]
Financial Instruments (Details) - Schedule of financial assets and liabilities subject to foreign currency risk [Line Items]
Total exposure	423	442
Trade and Other Payables [Member] | (USD) [Member]
Financial Instruments (Details) - Schedule of financial assets and liabilities subject to foreign currency risk [Line Items]
Total exposure	(2,088,037)	(819,812)
Trade and Other Payables [Member] | (€EUR) [Member
Financial Instruments (Details) - Schedule of financial assets and liabilities subject to foreign currency risk [Line Items]
Total exposure		(1,901)
Trade and Other Payables [Member] | (£GBP) [Member]
Financial Instruments (Details) - Schedule of financial assets and liabilities subject to foreign currency risk [Line Items]
Total exposure	$ (102,637)	$ (124,863)